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                              AIM SUMMIT FUND, INC.


                         Supplement dated June 30, 1997
                   to the Statement of Additional Information
                             dated February 27, 1997



         The Board of Directors has approved the elimination of the non-fundamental investment restriction which restricted investment in securities of companies which have a record of less than three years of continuous operation shown as restriction no. 2 set forth on page 24 of the Funds' Statement of Additional Information.